Prepayments and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets consisted of the following at June 30:
	2024	2023
Other deposits	$8,331	$15,118
Other receivables	—	—
Prepayments	8,525	9,139
	$16,856	$24,257
Less: amount classified as non-current assets	—	—
Amount classified as current assets	$16,856	$24,257